LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES Loans Held for Sale - Narrative (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	$ 5.1	$ 5.6